U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income
Other income	$ 721	$ 748	$ 926
Expense
Interest expense	993	2,015	4,442
Other expense	1,207	1,833	1,618
Income before income taxes and equity in undistributed income of subsidiaries	10,166	6,051	8,594
Applicable income taxes	2,181	1,066	1,648
Net income (loss) attributable to U.S. Bancorp	7,963	4,959	6,914
Parent Company [Member]
Income
Interest from subsidiaries	112	172	317
Other income	46	85	25
Total income	7,160	1,781	7,448
Expense
Interest expense	348	433	551
Other expense	154	140	140
Total expense	502	573	691
Income before income taxes and equity in undistributed income of subsidiaries	6,658	1,208	6,757
Applicable income taxes	(53)	(78)	(92)
Income of parent company	6,711	1,286	6,849
Equity in undistributed income of subsidiaries	1,252	3,673	65
Net income (loss) attributable to U.S. Bancorp	7,963	4,959	6,914
Bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	7,000	1,500	7,100
Nonbank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	$ 2	$ 24	$ 6